Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 236,340	$ 2,080,335
Restricted cash	100,000
Accounts receivable	172,101	259,317
Due from employees – net of credit loss allowance of $0 and $20,000, respectively		37,733
Insurance recovery receivable		804,907
Inventories	337,873	3,696,198
Prepaid expenses and other	42,943	961,211
Deferred offering costs		68,286
Total current assets	889,257	7,907,987
Equity investment	500,000
Prepaid expenses (long-term)		678,167
Total assets	1,389,257	8,586,154
Current liabilities
Accounts payable	509,337	589,204
Accrued compensation		420,413
Settlement payable	585,976	1,250,000
Accrued expenses	810,723	422,931
Deferred revenue	3,407	10,000
Total current liabilities	2,218,776	2,972,548
Total liabilities	2,218,776	2,972,548
Commitment and contingencies – Note 12
Stockholders’ equity (deficit)
Series A convertible preferred stock; $0.001 par value – 25,000,000 shares authorized at December 31, 2023 and 2022; 10,000 and 0 shares issued and outstanding at December 31, 2023 and 2022, respectively	10
Common stock, $0.001 par value - 100,000,000 shares authorized at December 31, 2023 and 2022; 15,976,227 and 12,732,257 shares issued and outstanding at December 31, 2023 and 2022, respectively	15,976	12,732
Additional paid-in capital	25,631,255	21,420,732
Accumulated deficit	(26,476,760)	(15,819,858)
Total stockholders’ equity (deficit)	(829,519)	5,613,606
Total liabilities and stockholders’ equity (deficit)	1,389,257	8,586,154
Related Party
Current liabilities
Accrued expenses - related parties	$ 309,333	$ 280,000